CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	$ (1,520,419)	$ 2,259,466	$ 1,601,481
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities	1,186,191	(6,312,936)	(3,777,782)
Cash Flows from Financing Activities:
Net Cash (Used in) Provided by Financing Activities	(1,528,691)	847,350	295,765
Net decrease in cash and cash equivalents	(1,835,534)	(3,363,015)	(2,203,774)
Cash and cash equivalents at beginning of year	3,316,062	6,679,077	8,882,851
Cash and cash equivalents at end of year	1,480,528	3,316,062	6,679,077
Reportable entity | Parent Company
Cash Flows from Operating Activities:
Net Cash Used in Operating Activities	(2,257,594)	(755,736)	(706,913)
Cash Flows from Investing Activities:
Loans made to subsidiaries			(500,000)
Collection of loans from subsidiaries		503,854
Net Cash Provided by (Used in) Investing Activities		503,854	(500,000)
Cash Flows from Financing Activities:
Borrowings from subsidiaries	2,895,600
Net Cash (Used in) Provided by Financing Activities	2,895,600
Effect of exchange rate changes on cash and cash equivalents	(660,752)	(30,923)	(21,907)
Net decrease in cash and cash equivalents	(22,746)	(282,805)	(1,228,820)
Cash and cash equivalents at beginning of year	96,182	378,987	1,607,807
Cash and cash equivalents at end of year	$ 73,436	$ 96,182	$ 378,987